Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 16, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
CornerCap Fundametrics® Large-Cap ETF S000082979

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Information Statement that provides information regarding the reorganization of the CornerCap Fundametrics® Large-Cap ETF, a series of the Trust for Advised Portfolios, into the CornerCap Fundametrics® Large-Cap ETF, a series of the Trust.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
Secretary for
Advisor Managed Portfolios